Revenue from contracts with customers - Narrative (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 30, 2022 USD ($)	Mar. 30, 2022 JPY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received			$ 24,610	¥ 3,000
Payment received for development activities			4,920	600
Additional payment received for development activities			8,200	1,000
Payment received for various milestones			164,060	20,000
Probability of transaction price for the performance obligations			37,740	4,600
Revenue from contracts with customers	$ 25,879
Development Milestones [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment received for various milestones			8,200	1,000
Regulatory Milestones [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment received for various milestones			24,610	3,000
Commercialization Milestones [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment received for various milestones			131,250	16,000
Intellectual Property License [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations			188,670	23,000
Revenue from contracts with customers	24,610
Development Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations			13,130	1,600
Probability of transaction price for the performance obligations			$ 13,130	¥ 1,600
Revenue from contracts with customers	$ 1,270